Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	TRANSAMERICA FUNDS
Central Index Key	0000787623
Amendment Flag	false
Document Effective Date	May 24, 2012
Prospectus Date	Mar 1, 2012

TRANSAMERICA FUNDS

Supplement to the currently Effective Prospectuses, as supplemented,

to the Summary Prospectuses for the Fund listed below,

and to the currently Effective Statement of Additional Information, as supplemented

* * *

Transamerica Quality Value

  Effective on or about July 31, 2012, the following information will supplement and supersede any contrary information contained in the Summary Prospectus, the Prospectus and Statement of Additional Information concerning the fund:

NAME:

Transamerica Large Cap Value

INVESTMENT OBJECTIVE:

The fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations within the range of companies included in the Russell® 1000 Value Index[1]. The fund's sub-adviser, Levin Capital Strategies, L.P. (the "sub-adviser"), normally intends to focus primarily on companies with market capitalization greater than $10 billion but may invest in companies with capitalizations between $1 billion to $10 billion at the time of purchase.

The fund will employ a value oriented, contrarian, and bottom-up fundamental research approach combining stock specific insight with a contra momentum discipline. The sub-adviser emphasizes capital preservation, risk control and downside protection. The goal of the systematic evaluation is to identify and buy stocks that are undervalued but have an identifiable catalyst that has the potential to unlock value. The fund will generally be broadly diversified by industry and sector. Valuation is assessed on both a relative and absolute basis.

The fund will invest primarily in common stock and depositary receipts. The fund may invest up to 20% of its assets in non-U.S. securities.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Investors Should Retain this Supplement for Future Reference

May 24, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement Text Block	tpfg4_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the currently Effective Prospectuses, as supplemented,

to the Summary Prospectuses for the Fund listed below,

and to the currently Effective Statement of Additional Information, as supplemented

* * *

Transamerica Quality Value

  Effective on or about July 31, 2012, the following information will supplement and supersede any contrary information contained in the Summary Prospectus, the Prospectus and Statement of Additional Information concerning the fund:

NAME:

Transamerica Large Cap Value

INVESTMENT OBJECTIVE:

The fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations within the range of companies included in the Russell® 1000 Value Index[1]. The fund's sub-adviser, Levin Capital Strategies, L.P. (the "sub-adviser"), normally intends to focus primarily on companies with market capitalization greater than $10 billion but may invest in companies with capitalizations between $1 billion to $10 billion at the time of purchase.

The fund will employ a value oriented, contrarian, and bottom-up fundamental research approach combining stock specific insight with a contra momentum discipline. The sub-adviser emphasizes capital preservation, risk control and downside protection. The goal of the systematic evaluation is to identify and buy stocks that are undervalued but have an identifiable catalyst that has the potential to unlock value. The fund will generally be broadly diversified by industry and sector. Valuation is assessed on both a relative and absolute basis.

The fund will invest primarily in common stock and depositary receipts. The fund may invest up to 20% of its assets in non-U.S. securities.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Investors Should Retain this Supplement for Future Reference

May 24, 2012

Transamerica Quality Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	tpfg4_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the currently Effective Prospectuses, as supplemented,

to the Summary Prospectuses for the Fund listed below,

and to the currently Effective Statement of Additional Information, as supplemented

* * *

Transamerica Quality Value

  Effective on or about July 31, 2012, the following information will supplement and supersede any contrary information contained in the Summary Prospectus, the Prospectus and Statement of Additional Information concerning the fund:

NAME:

Transamerica Large Cap Value

INVESTMENT OBJECTIVE:

The fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations within the range of companies included in the Russell® 1000 Value Index[1]. The fund's sub-adviser, Levin Capital Strategies, L.P. (the "sub-adviser"), normally intends to focus primarily on companies with market capitalization greater than $10 billion but may invest in companies with capitalizations between $1 billion to $10 billion at the time of purchase.

The fund will employ a value oriented, contrarian, and bottom-up fundamental research approach combining stock specific insight with a contra momentum discipline. The sub-adviser emphasizes capital preservation, risk control and downside protection. The goal of the systematic evaluation is to identify and buy stocks that are undervalued but have an identifiable catalyst that has the potential to unlock value. The fund will generally be broadly diversified by industry and sector. Valuation is assessed on both a relative and absolute basis.

The fund will invest primarily in common stock and depositary receipts. The fund may invest up to 20% of its assets in non-U.S. securities.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Investors Should Retain this Supplement for Future Reference

May 24, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012